Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

May 19, 2014

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Academy Funds Trust (the “Trust”)
File Nos. 811-22135 and 333-146827

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system are a preliminary proxy statement, notice of special meeting, and form of proxy to be furnished to shareholders of the Trust, all to be used in connection with a joint special meeting of shareholders of the Trust (the “Meeting”) scheduled to be held on July 30, 2014.  Definitive copies of these proxy solicitation materials are expected to be sent to shareholders on or about June 2, 2014.

At the Meeting, shareholders of the Trust will be asked (1) to elect a Board of Trustees; and (2) to approve the operation of Innovator Matrix Income® Fund under a manager of managers structure whereby the Fund’s investment adviser would be able to hire, terminate and replace unaffiliated sub-advisers for the Fund without shareholder approval.

Please direct any questions and comments relating to this filing to John Y. Kim (215) 564-8020, or in his absence, Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/John Y. Kim
John Y. Kim

cc:           David J. Jacovini
  Academy Funds Trust
Jonathan M. Kopcsik